UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period February 19, 2020 to March 31, 2020

Fair Square Financial Transferor LLC

(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported) March 31, 2020

Commission File Number of securitizer: 025-04941

Central Index Key Number of securitizer: 0001800298

Kelly Thomas, (302) 354-3919

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Fair Square Financial Transferor LLC
(Securitizer)

By:	/s/ Justin Pineno
Name: Justin Pineno
Title: Senior Vice President

Dated: October 23, 2020